                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1. Name and address of issuer:

         The Manufacturers Life Insurance Company of New York Separate Account A 100 Summit Lake Drive, 2nd Floor
         Valhalla, NY  10595

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2. The name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of securities of the
   issuer, check the box but do not list series or classes):   [ x ]

      Variable Insurance Contracts

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3. Investment Company Act File Number:  811-6584

   Securities Act File Number:  33-46217, 33-79112 and 333-61283

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4(a). Last day of fiscal year for which this Form is filed :  December 31, 2001

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4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c)  [ ] Check box if this is the last time the issuer will be filing this
          Form.

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5. Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year pursuant to section
                  24(f):                                                       $133,867,319

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:              $34,781,423

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995 that
                  were not previously used to reduce
                  registration fees payable to the Commission:     $0

         (iv)     Total available redemption credits [add
                  items 5(ii) and 5(iii)]:                                       $34,781,423

         (v)      Net sales -- if Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from Item
                  5(i)]                                                          $99,085,896

         (vi)     Redemption credits available for use in
                  future years -- if Item 5(i) is less than
                  Item 5(iv) [subtract Item (iv)

                  from Item 5(i)]:                                 $

         (vii)    Multiplier for determining registration fee
                  (See Instruction C.9):                                           x .000092

         (viii)   Registration fee due [multiply Item 5(v) by
                  Item 5(vii)] (enter "0" if no fee is due):                      =$9,115.90

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________________.

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   $0

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8.       Total of the amount of the registration fees due plus any interest due
         [line 5(viii) plus line 7]:

                                                 =$9,115.90*

*The registration fee was paid with the Rule 24f-2 Filing for Securities Act File Number 33-46217. This fee also covers the Rule 24f-2 filing for the fiscal year ended December 31, 2001 for the Securities Act File Number 33-79112, and 333-61283

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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository: March 26, 2002

                  Method of Delivery:
                                   [  x  ] Wire Transfer
                                   [     ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ DAVID W. LIBBEY
                          -----------------------------------
                          David W. Libbey, Treasurer



Date: March 28, 2002